UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08979

Victory Variable Insurance Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Diversified Stock Fund	March 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (95.8%):

Consumer Discretionary (11.1%):
Advance Auto Parts, Inc.	6,700	$1,074
H&R Block, Inc.	33,800	893
Johnson Controls, Inc.	10,700	417
Starbucks Corp.	1,840	110
Target Corp.	10,200	839
Tiffany & Co.	5,200	382
Time Warner, Inc.	5,900	428
		4,143
Consumer Staples (14.4%):
CVS Health Corp.	11,300	1,172
Diageo PLC, ADR	5,200	561
Mead Johnson Nutrition Co.	6,700	569
Mondelez International, Inc., Class A	14,000	562
Philip Morris International, Inc.	13,700	1,344
The Coca-Cola Co.	25,700	1,192
		5,400
Energy (8.5%):
Hess Corp.	8,900	469
Occidental Petroleum Corp.	16,830	1,151
Schlumberger Ltd.	20,970	1,547
		3,167
Financials (13.9%):
American Express Co.	10,900	669
Citigroup, Inc.	26,860	1,122
Citizens Financial Group, Inc.	17,500	367
The Bank of New York Mellon Corp.	24,160	890
The Goldman Sachs Group, Inc.	3,600	565
The Progressive Corp.	23,370	821
U.S. Bancorp	19,400	787
		5,221
Health Care (12.9%):
Baxter International, Inc.	21,080	866
Celgene Corp.(a)	4,200	420
Eli Lilly & Co.	3,300	238
Medtronic PLC	15,220	1,141
Merck & Co., Inc.	11,430	605
Perrigo Co. PLC	6,400	819
Pfizer, Inc.	25,020	742
		4,831
Industrials (13.5%):
Danaher Corp.	6,930	657
General Electric Co.	53,400	1,698
Masco Corp.	19,710	620
Stanley Black & Decker, Inc.	3,600	379
Stericycle, Inc.(a)	4,900	618
Union Pacific Corp.	8,300	660
United Parcel Service, Inc.	3,940	416
		5,048
Information Technology (14.9%):
Alphabet, Inc., Class C(a)	1,777	1,323
Apple, Inc.	12,740	1,388
Cisco Systems, Inc.	27,000	769
EMC Corp.	44,100	1,175
SAP SE, ADR	2,260	182
Visa, Inc., Class A	10,240	783
		5,620
Materials (3.3%):
Air Products & Chemicals, Inc.	2,900	418
Potash Corp. of Saskatchewan, Inc.	49,000	834
		1,252
Telecommunication Services (3.3%):
Verizon Communications, Inc.	22,600	1,222
Total Common Stocks (Cost $32,198)		35,904

Investment Companies (3.8%):
Federated Treasury Obligations Fund, Institutional Shares, 0.16%(b)	1,419,630	1,420
Total Investment Companies (Cost $1,420)		1,420
Total Investments (Cost $33,618) - 99.6%		37,324
Other assets in excess of liabilities - 0.4%		148
NET ASSETS - 100.0%		$37,472

(a)   Non-income producing security.

(b)   Rate disclosed is the daily yield on March 31, 2016.

ADR - American Depositary Receipt

PLC - Public Liability Co.

See notes to schedule of investments.

Victory Variable Insurance Funds

Notes to Schedule of Investments

March 31, 2016 (Unaudited)

1. Federal Tax Information:

At March 31, 2016, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

Net
	Cost of Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation /
Portfolio	Tax Purposes	Appreciation	Depreciation	Depreciation
Diversified Stock Fund	$33,725	$5,110	$(1,511)	$3,599

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by Victory Variable Insurance Funds (the “Trust”) in the preparation of its Schedule of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedule of Portfolio Investments requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Schedule of Portfolio Investments. Actual results could differ from those estimates. The Trust currently offers shares of one fund, the Diversified Stock Fund (the “Fund”).

Securities Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the

Victory Variable Insurance Funds

Notes to Schedule of Investments — continued

March 31, 2016 (Unaudited)

last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the period ended March 31, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments (in thousands):

Investment	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total
Common Stocks	$35,904	$—	$35,904
Investment Companies	—	1,420	1,420
Total	$35,904	$1,420	$37,324

There were no transfers between Level 1 and Level 2 as of March 31, 2016.

Securities Transactions:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period.

3. Risks:

The Fund will be subject to credit risk with repect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund’s advisor, Victory Capital Management Inc., to be of comparable quality.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Victory Variable Insurance Funds

By	/s/ Christopher E. Sabato
Christopher E. Sabato, Principal Financial Officer

Date	May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	May 25, 2016

By	/s/ Christopher E. Sabato
Christopher E. Sabato, Principal Financial Officer

Date	May 25, 2016